Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 266,600	$ 37,553	¥ (3,911,370)	¥ (2,647,008)
Purchase of short-term investments	13,547,650	1,908,147	70,578,711	71,748,847
Maturities of short-term investments	16,328,255	2,299,787	81,698,532	60,524,888
Placements of time deposits	9,961,925	1,403,108	10,245,026	10,697,444
Maturities of time deposits	9,690,806	1,364,921	13,909,967	7,655,147
Net cash (used in)/provided by investing activities	1,762,148	248,193	10,609,218	(24,578,111)
Purchase of noncontrolling interests	7,027	990	56,741	104,696
Proceeds from exercise of employees' share options	2		4	3
Repurchase of shares			347,581
Net cash provided by/(used in) financing activities	(5,074,685)	$ (714,754)	(4,354,919)	30,389,152
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(111,392)		(650,630)	(104,672)
Purchase of short-term investments	(3,863)		(33,683,941)	(48,781,106)
Maturities of short-term investments	982,151		45,951,288	36,744,305
Placements of time deposits			(4,878,180)	(10,658,126)
Maturities of time deposits	4,083,893		9,133,225	7,600,828
Investments and loans (to)/from subsidiaries, VIEs and VIEs' subsidiaries	383,391		(13,131,173)	(11,168,671)
Other investing activities	(76,697)		283,028	(1,153,850)
Net cash (used in)/provided by investing activities	5,368,875		3,674,247	(27,416,620)
Purchase of noncontrolling interests	(7,027)
Proceeds from exercise of employees' share options	2		4	3
Proceeds from issuance of ordinary shares, net of issuance costs	2,689,380			19,288,423
Repurchase of shares			(347,581)
Proceeds from/(repurchase of)issuance of convertible senior notes, net of issuance costs of US$23,402, nil and nil, respectively	(7,675,227)		(4,201,506)	10,085,520
Net cash provided by/(used in) financing activities	¥ (4,992,872)		¥ (4,549,083)	¥ 29,373,946